Account Balances of Variable Annuity Which are Invested in Separate Account (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	$ 30,789,371	$ 30,747,777
Mutual Funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	30,020,891	29,848,689
Mutual Funds | Bond Funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	3,712,198	3,832,071
Mutual Funds | Domestic Equity Funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	15,438,301	15,076,444
Mutual Funds | International Equity Funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	1,807,570	2,125,261
Mutual Funds | Specialty
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	9,062,822	8,814,913
Money Market Funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	677,571	800,839
Other Funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	$ 90,909	$ 98,249